Organization and going concern	12 Months Ended
Dec. 31, 2025
Organization And Going Concern
Organization and going concern

1.	Organization and going concern

Trillion Energy International Inc. and its consolidated subsidiaries, (collectively referred to as the “Company”) is a Canadian based oil and gas exploration and production company. Effective January 2022, the corporate headquarters moved to Suite 700, 838 West Hastings Street, Vancouver, B.C., Canada from Turan Gunes Bulvari, Park Oran Ofis Plaza, 180-y, Daire:54, Kat:14, 06450, Oran, Cankaya, Anakara, Turkey. The Company also has a registered office in Canada. The Company is incorporated in British Columbia. The Company’s shares trade on the OTCQB under the symbol “TRLEF” and trade on the Canadian Securities Exchange (the “Exchange”) under the symbol “TCF”.

On January 21, 2022, the Company redomiciled from Delaware to a British Columbia corporation by way of an amalgamation transaction with the Company’s British Columbian subsidiary, Trillion Energy Inc. (the “Repatriation Transaction”). Pursuant to the Repatriation Transaction, for every one common stock of Trillion Energy International Inc., the shareholders will receive one common stock of Trillion Energy Inc. The Company will continue to operate and report under the name of Trillion Energy International Inc.

As a result of the Repatriation Transaction, the Company meets the definition of a foreign private issuer, as defined under Rule 3b-4 of the Securities Exchange Act of 1934, as amended.

On September 18, 2023, the Company consolidated its issued share capital on a ratio of five old common shares for every one new post-consolidated common share. All current and comparative references to the number of common shares, weighted average number of common shares, loss per share, stock options and warrants have been restated to give effect to this share consolidation.

In April 2026, the Company consolidated its issued share capital on a ratio of five old common shares for every one new post-consolidated common share. All current and comparative references to the number of common shares, weighted average number of common shares, loss per share, stock options and warrants have been restated to give effect to this share consolidation.

These consolidated financial statements have been prepared on the assumption that the Company will continue as a going concern, meaning it will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations. As at December 31, 2025, the Company’s current liabilities exceeded its current assets by $34,373,381 (2024 - $27,931,650) and its accumulated deficit amounts to $103,230,389 (2024 - $54,009,488). In addition, for the year ended December 31, 2025, cash provided by operating activities was $1,244,081 (2024 – $5,695,137 and 2023 - $1,526,577 used by operating activities). The Company’s continuation as a going concern is dependent upon its ability to complete financing sufficient to meet current and future obligations, the successful results from its business activities, and its ability to operate profitably and generate funds. Although the Company raised capital in current and previous reporting periods, additional funding will be required to continue current operations and further advance its existing oil and gas assets in the upcoming 12 months. These factors indicate the existence of material uncertainty which raises substantial doubt about the Company’s ability to continue as a going concern.